UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05557

Prospect Street High Income Portfolio, Inc.
(Exact name of Registrant as specified in charter)

13455 Noel Road, Suite 1300
Dallas, Texas 75240
(Address of principal executive offices)

James D. Dondero
Highland Capital Management, L.P.
13455 Noel Road, Suite 1300
Dallas, Texas 75240

Copies to:
Stuart H. Coleman, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(877) 532-2834

Date of fiscal year end:	10/31/2003

Date of reporting period:	10/31/2003

FORM N-CSR
Item 1.     Reports to Stockholders.

Prospect Street High Income Portfolio, Inc.
13455 Noel Road, Suite 1300
Dallas, TX 75240

PHYMC-AR-1003

Prospect Street®

High Income Portfolio, Inc.

Annual Report

October 31, 2003

Letter to Shareholders
Schedule of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Cash Flows
Statements of Changes in Net Assets
Financial Highlights
Information Regarding Senior Securities
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2003
REPORT OF INDEPENDENT AUDITORS
Directors and Officer Information (Unaudited)
SIGNATURES
EXHIBIT INDEX
EX-99.CODE ETH Code of Ethics
EX-99.CERT Section 302 Certifications-CEO & CFO
EX-99.906CERT Section 906 Certifications-CEO & CFO

Contents

1	Letter to Shareholders
2	Schedule of Investments
7	Statement of Assets and Liabilities
8	Statement of Operations
9	Statement of Cash Flows
10	Statements of Changes in Net Assets
11	Financial Highlights
12	Information Regarding Senior Securities
13	Notes to Financial Statements
20	Report of Independent Auditors
21	Directors and Officer Information

This report has been prepared for the information of shareholders of Prospect Street High Income Portfolio, Inc.

December 12, 2003

Letter to Shareholders

Dear Shareholders:

      We are pleased to provide you with our report for the year ended October 31, 2003. On October 31, 2003, the net asset value of the Fund was $2.61 per share, as compared to $1.77 on October 31, 2002. On October 31, 2003, the closing market price of the Fund’s shares on the New York Stock Exchange was $2.96 per share, as compared to $2.02 on October 31, 2002. During the year ended October 31, 2003, the Fund distributed to common stock shareholders $0.3175 per share, including potential returns of capital.

The Fund’s Investments:

   The total return on the Fund’s per share market price, assuming reinvestment of dividends, for the year ended October 31, 2003, including any potential returns of capital, was 66.45%. The total return on the Fund’s net assets, including any potential returns of capital, was 67.51% for the year ended October 31, 2003. The variation in total returns is attributable to the decrease in the per share market value premium of the Fund’s shares, due to the increase in the market price of the Fund’s shares of 46.53% relative to a increase in the net asset value of the Fund’s shares of 47.46% during the period.

   As of October 31, 2003, the Fund invested in 55 fixed income issuers representing 26 industry groups. Cash and short-term investments represented approximately 9.66% of our holdings.

Dividend Declaration:

   On November 10, 2003, the Board of Directors declared a dividend of $0.0275 per common share, payable on the last day of business for the month of November 2003.

Respectfully submitted,

James Dondero
President

Mark Okada
Executive Vice President

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

Schedule of Investments
October 31, 2003

Fixed Income — 118.04%(a)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 1a)

	Canada — 14.20%
$9,814,599	Uniforet, Inc., 9.00%* (caret), 3/15/09	NR	NR	$6,315,600
6,543,066	Uniforet, Inc., 7.50%* (caret), 9/15/08	NR	NR	4,210,400

	Total Investment — Canada			10,526,000

	United States — 103.84%
	Aerospace and Defense — 0.66%
500,000	Worldspan, 9.63%(b), 6/15/2011	B-	B2	487,500

				487,500

	Automobile — 4.11%
2,000,000	Intermet Corporation, 9.75%, 6/15/09	B+	B2	2,005,000
1,000,000	Tenneco Automotive Inc., 11.63%, 10/15/09	CCC+	Caa1	1,037,500

				3,042,500

	Beverage, Food and Tobacco — 9.98%
1,000,000	Commonwealth Brands, Inc., 8.68%(b), 4/15/2008	B-	NR	1,050,000
750,000	National Beef, 10.50%(b), 8/1/2011	B	B2	825,000
2,000,000	New World Restaurant, 13.00%(b), 7/1/2008	B-	B3	2,000,000
3,750,000	North Atlantic Trading Company, Inc., 11.00%, 6/15/04	B	Caa1	3,525,000

				7,400,000

	Buildings and Real Estate — 1.63%
1,500,000	AA/ Fort Worth HQ Finance Trust, 8.00%(b) (caret), 10/5/2010	BBB-	NR	1,155,000
5,000,000	Kevco, Inc., 10.38%*, 12/1/07	D	NR	50,000

				1,205,000

	Cable and Other Pay Television Services — 4.64%
1,000,000	Charter Communications Holding, LLC, 10.75%, 10/1/09	CCC-	Ca	845,000
1,750,000	CSC Holdings Inc., 8.13%, 7/15/09	BB-	B1	1,820,000
750,933	Innova S DE R.L., 12.88%, 4/1/07	B+	B2	773,462

				3,438,462

	Cargo Transport — 1.42%
1,500,000	Montgomery Tank Lines, Inc., 10.00%, 6/15/06	NR	NR	1,050,000

				1,050,000

	Chemicals, Plastics and Rubber — 10.99%
1,000,000	HMP Equity Holdings Corp., 0.00%(b), 5/15/2008	CCC+	NR	500,000
2,000,000	Huntsman Advanced Materials, 11.00%(b), 7/15/2010	B	B2	2,142,500
3,000,000	Huntsman International LLC, 10.13%, 7/1/09	CCC+	Caa1	2,857,500
1,000,000	Koppers Industries, Inc., 9.88%, 12/1/07	B-	NR	1,035,000
1,000,000	Pliant Corporation, 11.13%(b), 9/1/2009	B+	Caa1	1,070,000
500,000	Rockwood Specialties, 10.63%(b), 5/15/2011	B-	B3	537,500

				8,142,500

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (continued)
October 31, 2003

Fixed Income (continued)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 1a)

	Containers, Packaging and Glass — 2.24%
$2,000,000	Constar International, 11.00%, 12/1/12	B	Caa1	$1,660,000

				1,660,000

	Diversified/ Conglomerate Manufacturing — 3.66%
2,000,000	Icon Health & Fitness, 11.25%, 4/1/12	B-	B3	2,180,000
500,000	Jacuzzi Brands, 9.63%(b), 7/1/2010	B	B3	530,000
2,000,000	Moll Industries, 10.50%* (caret), 7/1/08	NR	NR	0

				2,710,000

	Electronics — 2.48%
2,000,000	Danka, 11.00%(b), 6/15/2010	B+	B2	1,840,000

				1,840,000

	Finance — 0.00%
1,115,600	Altiva Financial, 12.00%*(b) (caret), 6/15/06	NR	NR	0

				0

	Healthcare, Education and Childcare — 14.30%
2,000,000	Genesis Healthcare Corp., 8.00%(b), 10/15/2013	B-	B3	2,042,500
5,010,000	La Petite Academy, Incorporated, 10.00%, 5/15/08	CC	Ca	3,056,100
606,760	Mariner Health Care, Inc., 6.63%, 5/13/09	B-	B1	551,359
3,000,000	Neighborcare Inc., 6.88%(b), 11/15/2013	B+	Ba3	3,000,000
2,000,000	Radiologix, Inc., 10.50%, 12/15/08	B	B2	1,950,000

				10,599,959

	Home and Office Furnishings, Housewares, and Durables — 4.74%
2,000,000	O’Sullivan, 13.38%, 10/15/09	CCC+	Ca	1,545,000
2,000,000	Salton/ Maxim Housewares Inc., 12.25%, 4/15/08	B-	B3	1,970,000

				3,515,000

	Hotels, Motels, Inns, and Gaming — 11.31%
4,000,000	Epic Resorts, 13.00%*, 6/15/05	NR	NR	600,000
3,000,000	Herbst Gaming, 10.75%, 9/1/08	B	B2	3,356,250
1,000,000	Gaylord Entertainment, 8.00%, 11/15/13	B-	B3	1,000,000
1,000,000	Majestic Star Casino LLC, 9.50%(b), 10/15/2010	B	B2	1,035,000
1,000,000	Penn National Gaming, 8.88%, 3/15/10	B-	B3	1,088,750
2,000,000	Windsor Woodmont, 13.00%*, 3/15/05	NR	NR	1,302,500

				8,382,500

	Machinery (Non Ag, Non Construct, Non Electronic) — 2.03%
1,500,000	Alliance Laundry Systems LLC, 9.63%, 5/1/08	CCC+	B3	1,507,500

				1,507,500

	Mining and Nonprecious Metals — 2.00%
1,500,000	IMCO Recycling, 10.38%, 10/15/10	B-	B3	1,485,000

				1,485,000

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (continued)
October 31, 2003

Fixed Income (continued)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 1a)

	Oil and Gas — 1.72%
$1,860,000	Trico Marine Services, 8.88%, 5/15/12	CCC+	Caa1	$1,274,100

				1,274,100

	Personal Transportation — 8.09%
2,000,000	Amtran Inc., 10.50%, 8/1/04	CC	Ca	1,700,000
	Continental Airlines, 7.57%, 12/1/06	B	B3	1,619,146
3,000,000	Northwest Airlines Corporation, 9.88%, 3/15/07	B-	Caa1	2,677,500

				5,996,646

	Personal, Food and Miscellaneous Services — 1.62%
2,000,000	Outsourcing Services Group Inc., 10.88%, 3/1/06	NR	NR	1,200,000

				1,200,000

	Printing, Publishing — 1.53%
1,000,000	Dex Media West, Inc., 9.88%(b), 8/15/2013	B	B3	1,137,500

				1,137,500

	Retail Stores — 1.84%
1,942,238	Wickes Lumber Co., 11.63%, 7/29/05	NR	NR	1,361,994

				1,361,994

	Structured Finance Obligations — 0.00%
4,000,000	DLJ CBO LTD., 11.96%* (caret), 4/15/11	NR	NR	0

				0

	Telecommunications — 4.58%
4,000,000	BTI Telecom Corporation, 10.50% (caret), 9/15/2007	NR	NR	2,000,000
1,000,000	Fairpoint Communications, Inc., 12.50%, 5/1/10	B-	Caa1	1,075,000
8,500,000	Globalstar, L.P., 11.38%*, 2/15/04	NR	NR	318,750

				3,393,750

	Textiles and Leather — 2.28%
1,000,000	Levi Strauss & Co., 11.63%, 1/15/08	B	Ca	860,000
1,000,000	Levi Strauss & Co., 12.25%, 12/15/12	B	Ca	830,000

				1,690,000

	Utilities — 5.99%
4,000,000	Mission Energy Holdings, 13.50%, 7/15/08	CCC	Caa2	2,660,000
2,000,000	Reliant Resources, Inc., 9.50%(b), 7/15/2013	B	B1	1,780,000

				4,440,000

	Total Fixed Income — 118.04% (cost $106,216,418)			87,485,911

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (continued)
October 31, 2003

Common — 20.34%

		Value
Units	Description	(Note 1a)

555,258	Altiva Financial*	$555
2,012,580	American Banknote Corporation*	1,449,058
8,862	Equus Gaming, L.P.*	353
239,774	Genesis Health Ventures*	6,449,921
812,070	ICO Global Communications*	446,639
77,673	Mariner Health Care, Inc.*	962,368
1,155,224	Motient Corporation*	5,764,568

	Total Common Stock (cost $30,677,781)	15,073,462

Preferred Stock — 0.45%

Units	Description

95,000	Commodore Separation Technology*	$950
2,784	Genesis Health Ventures*	335,472
1,962	O’Sullivan* (caret)	0

	Total Preferred Stock (cost $1,316,713)	336,422

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (continued)
October 31, 2003

Warrants — 0.16%

Units	Description

5,342	Chesapeake Energy Corporation* (caret) 9/1/04	$0
3,000	Epic Resorts*(b) (caret) 6/15/05	0
203,976	ICO Global Communications* 5/16/06	1,020
2,000	Loral Orion Network Systems Inc.* 1/15/07	20
57,276	Loral Space & Communications* 12/27/06	2,291
12,411	Motient Corporation* 5/1/04	1,490
2,259	New World Restaurant* (caret) 6/20/06	0
6,900	Orbital Imaging Corp.*(b) 3/1/05	3,450
5,000	O’Sullivan*(b) (caret) 10/15/09	0
1,000	Windsor Woodmont*(b) (caret) 3/15/10	0
5,000	XM Satellite Radio* 3/3/10	107,500

	Total Warrants (cost $8,855,690)	115,771

	Total Common Stock, Preferred Stock, and Warrants — 20.95% (cost $40,850,184)	15,525,655

	Total Investments in Securities — 138.99% (cost $147,066,602)	103,011,566

	Other Assets Less Liabilities — 14.98%	11,101,619

	Preferred Stock — (53.97)%	(40,000,000)

	Net Assets Applicable to Common Stock — 100% (Note 9)	$74,113,185

(a)	Percentages are based on net assets applicable to common stock.

(b)	Rule 144A security — Private placement securities issued under Rule 144A are exempt from registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Fund and any resale by the Fund must be exempt transactions, normally to other qualified institutional investors. As October 31, 2003, the market value of these securities aggregated $21,135,950 or 28.52% of net assets applicable to common stock.

   “NR” denotes not rated

*	Non income producing security company. Company might or might not be in bankruptcy.

(caret)	Fair value priced by the Board of Directors. See footnote 2.

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

Statement of Assets and Liabilities
October 31, 2003

Assets:
Investments in securities at value ($147,066,602 at cost; see Schedule of Investments and Note 2)	$103,011,566
Cash	11,019,877
Interest and dividends receivable	2,266,301
Receivable for investments sold	6,326,799
Prepaid insurance	44,139
Other prepaids	16,631

Total Assets	$122,685,313

Liabilities:
Payables:
Investment advisory, management and service fees payable	$70,702
Director fees payable	10,000
Payable for investments purchased	8,200,000
Other accounts payable	291,426

Total Liabilities	$8,572,128

Preferred Stock:
Preferred stock, $.01 par value ($40,000,000 liquidation preference)
Authorized — 1,000,000 shares
Issued and outstanding — 1,600 Series W shares	$40,000,000

Total Preferred Stock	$40,000,000

Net Assets Applicable to Common Stock:
Common stock, $.03 par value —
Authorized — 100,000,000 shares
Issued and outstanding — 28,401,612 shares	$852,048
Capital in excess of par value	272,996,342
Undistributed Net Investment Income	965,102
Accumulated net realized loss from security transactions	(156,645,271)
Net unrealized depreciation on investments	(44,055,036)

Net Assets Applicable to Common Stock	$74,113,185

Net asset value per common share outstanding	$2.61

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

Statement of Operations
For the year ended October 31, 2003

Investment Income:
Interest income		$9,382,419
Dividend income		53,940
Accretion of bond discount		2,247,771
Miscellaneous income		1,363,407

Total Investment Income		$13,047,537

Expenses:
Investment advisory fees (Note 3)	$695,487
Custodian and transfer agent fees	122,217
Insurance expense	221,066
Legal fees and expenses	1,046,146
Professional fees	79,950
Director fees	118,247
Printing and postage expense	104,463
Preferred shares broker expense	112,607
Registration Fees	35,644
Miscellaneous expense	33,176

Total Expenses		$2,569,003

Net Investment Income		$10,478,534

Realized and unrealized loss on investments:
Net realized loss on investments sold		$(26,672,562)
Net change in unrealized depreciation on investments (Note 2)		49,363,349

Net realized and unrealized gain/(loss) on investments		$22,690,787

Distributions to Preferred Stockholders		$(587,590)

Net change in net assets resulting from operations		$32,581,731

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

Statement of Cash Flows
For the year ended October 31, 2003

Cash Flows From Operating Activities:
Interest and dividends received	$11,905,958
Operating expenses paid	(2,526,221)
Purchase of portfolio securities	(98,101,523)
Sales and maturities of portfolio securities	124,407,989
Net purchase of short term securities	0

Net cash provided by operating activities	$35,686,203

Cash Flows From Financing Activities:
Preferred share dividend payment	$(587,590)
Redemption of Series W preferred stock	(16,500,000)
Common stock distributions paid from net investment income	(8,925,842)
Shares issued to common stockholders for reinvestment of dividends	1,275,228

Net cash used in financing activities	$(24,738,204)

Net increase in cash	$10,947,999
Cash, beginning of year	71,878

Cash, end of year	$11,019,877

Reconciliation of net change in net assets resulting from operations to net cash provided by operating activities:
Net change in net assets resulting from operations	$32,581,731
Interest on preferred shares classified as financing activities	587,590
Change in interest and dividends receivable	1,106,192
Change in investments	26,306,466
Change in prepaids	47,198
Change in accrued expenses	(4,416)
Net realized loss on investments	26,672,562
Net change in unrealized depreciation on investments	(49,363,349)
Accretion of bond discount	(2,247,771)

Net cash provided by operating activities	$35,686,203

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

Statements of Changes in Net Assets

	Year Ended	Year Ended
	October 31,	October 31,
	2003	2002

From Operations:
Net investment income	$10,478,534	$13,117,908
Net realized loss on investments sold	(26,672,562)	(14,009,228)
Net change in unrealized depreciation on investments	49,363,349	(13,212,109)
Distributions to Preferred Stockholders	(587,590)	(1,484,669)

Net change in net assets resulting from operations	$32,581,731	$(15,588,098)

From Fund Share Transactions:
Shares issued (548,724 and 295,555, respectively) to common stockholders for reinvestment of dividends	$1,275,228	$1,214,041

Net increase in net assets resulting from fund share transactions	$1,275,228	$1,214,041

From Distributions to Stockholders:
Common distributions from net investment income	$(8,925,842)	$(11,633,239)
Tax return of capital	0	(10,858,527)

Net decrease in net assets resulting from Distributions	$(8,925,842)	$(22,491,766)

Total increase (decrease) in net assets	$24,931,117	$(36,865,823)
Net Assets Applicable to Common Stock:
Beginning of year	49,182,068	86,047,891

End of year (including undistributed net investment income of $965,102 and $0, respectively)	$74,113,185	$49,182,068

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

Financial Highlights
Selected per share data and ratios
For each share of common stock outstanding throughout the years presented

	Year Ended		For the Years Ended October 31, (b)
	October 31,
	2003		2002	2001	2000		1999

Net asset value, beginning of year	$1.77		$3.12	$5.30	$6.98		$7.97

Net investment income	$0.37	#	$0.46 #	$0.74 #	$1.12	#	$1.08 #
Net realized and unrealized gain (loss) on investments	$0.81	#	$(0.95)#	$(1.96)#	$(1.77	)#	$(1.00)#
Distributions to Preferred Stockholders	$(0.02	)(f)	$(0.05)	$(0.07)	—		—

Total from investment operations	$1.16		$(0.54)	$(1.29)	$(0.65)		$0.08
Distributions:
Distributions from accumulated net investment income:
To common stockholders	$(0.32	)(e)	$(0.42)	$(0.76)	$(1.03)		$(1.25)
Distributions to common stockholders from paid in capital†	—		(0.39)	(0.14)	—		(0.01)

Total distributions	$(0.32)		$(0.81)	$(0.90)	$(1.03)		$(1.26)

Effect of common stock issue	$—		$—	$0.06	—		—
Effect of related expenses from equity and rights Offerings	—		—	$(0.05)	—		$0.19

Net asset value, end of year	$2.61		$1.77	$3.12	$5.30		$6.98

Per share market value, end of year	$2.96		$2.02	$4.24	$5.69		$7.94

Total investment return(c)	66.45%		(42.19% )	(9.82% )	(8.31%	)	11.78%

Net assets, end of year(a)	$74,113		$49,182	$86,048	$142,924		$186,167

Ratio of operating expenses to average net assets, applicable to common stock(d)	4.07%		3.22%	3.75%	4.46%		2.67%
Ratio of net investment income to average net assets, applicable to common stock(d)	16.60%		15.99%	20.06%	17.59%		13.72%
Portfolio turnover rate	111.35%		96.89%	73.63%	104.99%		126.45%

(a)	Dollars in thousands.
(b)	As of January 21, 2000, the Fund entered into a new advisory agreement with Highland Capital Management, L.P. For periods prior to that date, the Fund was advised by a different investment advisor.
(c)	Total investment return based on market value may result in substantially different returns than investment return based on net asset value, because market value can be significantly greater or less than the net asset value. Total investment return calculation assumes reinvestment of dividends, and does not contemplate any over distribution.
(d)	Ratios do not reflect the effect of dividend payments to preferred stockholders.
(e)	Presentation has been changed from prior financial reports filed by the Fund due to the reclassification of the distributions paid to common stockholders from net investment income to return of capital.
(f)	Presentation of distributions paid to preferred shareholders has been changed from prior financial reports filed by the Fund due to the reclassification from Distribution Section to Total from investment operations.
#	Calculation is based on average shares outstanding during the indicated period due to the per share effect of the Fund’s rights offerings.
†	For information purposes only. Taxes are calculated on a calendar year, where as this data is calculated on a fiscal year ended 10/31.

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

Information Regarding Senior Securities

	As of October 31,

	2003		2002	2001	2000	1999

Total Amount Outstanding:
Indebtedness	$—		$—	$—	$71,000,000	$50,000,000
Preferred stock	40,000,000	*	56,500,000	75,000,000	—	—
Asset Coverage:
Per Indebtedness(a)	N/A		N/A	N/A	330%	472%
Per preferred stock share(b)	285%		187%	215%	N/A	N/A
Involuntary Liquidation Preference:
Per preferred stock share(c)	$25,000		$25,000	$25,000	N/A	N/A
Approximate Market Value:
Per note	N/A		N/A	N/A	N/A	N/A
Per preferred stock share	$25,000		$25,000	$25,000	N/A	N/A

(a)	Calculated by subtracting the Fund’s total liabilities (not including bank loans and senior securities) from the Fund’s total assets and dividing such amount by the principal amount of the debt outstanding.
(b)	Calculated by subtracting the Fund’s total liabilities (not including bank loans and senior securities) from the Fund’s total assets and dividing such amount by the principal amount of the debt outstanding and aggregate liquidation preference of the outstanding shares of Taxable Auction Rate Preferred Stock.
(c)	Plus accumulated and unpaid dividends.
*	See Note 7.

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003

(1)	Organization and Operations:
   Prospect Street High Income Portfolio, Inc. (the “Fund”) was organized as a corporation in the state of Maryland on May 13, 1988, and is registered with the Securities and Exchange Commission as a diversified, closed-end, management investment company under the Investment Company Act of 1940. The Fund commenced operations on December 5, 1988. The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

   The Fund invests primarily in securities of fixed-maturity, corporate debt securities and redeemable preferred stocks that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment-grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer, and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment-grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

   See the Schedule of Investments for information on individual securities, as well as industry diversification and credit quality ratings.

(2)	Significant Accounting Policies:

(a) Valuation of Investments
   Investments for which listed market quotations are readily available are stated at market value, which is determined by using the last reported sale price or, if no sales are reported, as in the case of some securities traded over-the-counter, the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

   Other investments, which comprise the major portion of the Fund’s portfolio holdings, are primarily non-investment grade corporate debt securities, for which market quotations are not readily available due to a thinly traded market with a limited number of market makers. These investments are stated at fair value on the basis of subjective valuations furnished by an independent pricing service or broker dealers, subject to review and adjustment by Highland Capital Management, L.P. (“Highland,” or “Investment Advisor”) based upon quotations obtained from market makers. The independent pricing service determines value based primarily on quotations from dealers and brokers, market transactions, accessing data from quotation services, offering sheets obtained from dealers and various relationships between securities. The independent pricing service utilizes the last sales price based on odd-lot trades, if available. If such price is not available, the price furnished is based on round-lot or institutional size trades. For securities in which there is no independent price from a pricing service or from round-lot or institutional size trades, they are fair valued priced in good faith by the Board of Directors.

   The fair value of restricted securities is determined by the Investment Advisor pursuant to procedures approved by the Board of Directors.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

Credit Risk
   Credit risk is the risk that the issuer of a security owned by the Fund will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Interest Rate Risk
   Interest rate risk is the risk that prices of securities owned by the Fund generally increase when interest rates decline and decrease when interest rates increase.

(b) Security Transactions and Related Investment Income
   Realized gains and losses on investments sold are recorded on the identified-cost basis. Interest income and accretion of discounts are recorded on the accrual basis. It is the Fund’s policy to place securities on non-accrual status when collection of interest is doubtful.

(c) Federal Income Taxes
   It is the Fund’s policy to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income to its stockholders each year. Therefore, no Federal income tax provision is required. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes. It is the Fund’s practice to first select for sale those securities that have the highest cost and also qualify for long-term capital gain or loss treatment for tax purposes.

   At October 31, 2002, the Fund had the following capital loss carryovers available to offset future capital gains, if any, to the extent provided by regulations:

Carryover
Available	Expiration Date

$4,688,248	October 31, 2006
37,335,815	October 31, 2007
35,790,515	October 31, 2008
36,946,575	October 31, 2009
15,212,478	October 31, 2010
26,672,562	October 31, 2011

$156,646,193

   At October 31, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of Investments for tax purposes	$147,066,602

Gross investment unrealized appreciation for tax purposes	8,184,267
Gross investment unrealized depreciation for tax purposes	(52,239,303)

Net unrealized depreciation on investments for tax purposes	$(44,055,036)

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Cash Flow Information
   The Fund invests primarily in corporate debt securities and distributes dividends from net investment income, which are paid in cash or shares of common stock of the Fund. These activities are reported in the accompanying statement of changes in net assets, and additional information on cash receipts and cash payments is presented in the accompanying statement of cash flows.

(e) Cash and Cash Equivalents
   The company considers all highly liquid investments purchased with initial maturity equal to or less than three months to be cash equivalents.

(3)	Investment Advisory Agreement:
   Highland Capital Management, L.P. (“Highland,” or “Investment Advisor”) earned $695,487 in management fees for the period from November 1, 2002 to October 31, 2003. Management fees paid by the Fund to Highland were calculated at .65% (on an annual basis) of the average weekly net asset value, defined as total assets of the Fund less accrued liabilities (excluding the principal amount of the bank loan, notes and including the liquidation preference of any share of preferred stock and accrued and unpaid dividends on any shares of preferred stock up to and including $175,000,000 of net assets, .55% on the next $50,000,000 of net assets and ..50% of the excess of net assets over $225,000,000). On October 31, 2003, the fee payable to the investment advisor was $70,702, which is included in the accompanying statement of assets and liabilities.

(4)	Purchases and Sales Of Securities:
   For the year ended October 31, 2003, the aggregate cost of purchases and proceeds from sales of investment securities other than U.S. Government obligations and short-term investments aggregated approximately $98,101,523 and $124,407,989, respectively. There were no purchases or sales of U.S. Government obligations for the year ended October 31, 2003.

   The Investment Advisor and its affiliates manage other accounts, including registered and private funds and individual accounts, that also invest in high yield fixed-income securities. Although investment decisions for the Fund are made independently from those of such other accounts, investments of the type the Fund may make may also be made on behalf of such other accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Advisor to be equitable to the fund and such other accounts. The Investment Advisor also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Advisor believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

(5)	Certain Transactions:
   Certain officers of the Investment Advisor serve on the Board of Directors of the Fund. They receive no compensation in this capacity.

   Directors who are not officers or employees of the Investment Advisor receive fees of $10,000 per year plus $2,000 per Directors’ meeting attended, together with the reimbursement of actual out-of-pocket expenses

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

incurred relating to attendance at such meetings and $1,000 per conference call meeting. In addition, members of the Fund’s audit committee, which consists of certain of the Fund’s noninterested Directors, receive $1,000 per audit committee meeting attended, together with the reimbursement of actual out-of-pocket expenses incurred relating to attendance at such meeting. For the period from November 1, 2002 to October 31, 2003, the Fund incurred Board of Directors fees and expenses of $118,247.

(6)	Dividends and Distributions:
   Distributions on common stock are declared based on annual projections of the Fund’s net investment income (defined as dividends and interest income, net of Fund expenses). The Fund plans to pay monthly distributions to common shareholders. As a result of market conditions or investment decisions, the amount of distributions may exceed net investment income earned at certain times throughout the period. It is anticipated that, on an annual basis, the amount of distributions to common shareholders will not exceed net investment income (as defined) allocated to common shareholders for income tax purposes. All shareholders of the Fund are automatically considered participants in the Dividend Reinvestment Plan (the “Plan”) unless they elect to do otherwise. Under the Plan, when the market price of common stock is equal to or exceeds the net asset value on the record date for distributions, participants will be issued shares of common stock at the most recently determined net asset value, but in no event less than 95% of the market price, and when the net asset value of the common stock exceeds its market price, or if the Fund declares a dividend or capital gains distribution payable only in cash, the dividend-paying agent will buy the common stock in the open market for the participants’ accounts. Participants are not charged a service fee for the Plan but are subject to a pro rata share of brokerage fees incurred with respect to open market purchases of common stock.

   For the year ended October 31, 2003, the tax character of distributions paid by the Fund were as follows:

Distributions from net investment income	$8,925,842
Distributions from paid in capital	0

$8,925,842

   For the year ended October 31, 2002, the tax character of distributions paid by the Fund were as follows:

Distributions from net investment income	$11,633,239
Distributions from paid in capital	10,858,527

$22,491,766

   The tax character of distributions paid during the fiscal year ended October 31, 2002 was identical to those distributions reported in the Statement of Changes in Net Assets. Additionally, as of October 31, 2002 the components of accumulated earnings/(deficit) on a tax basis were identical to those reported in the Statement of Assets and Liabilities.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

   The following is the history of the Fund’s calendar year distributions and their composition to common stockholders in calendar years 1998 through 2002.

	2002	2001	2000	1999	1998

Distributions to Shareholders*	$0.72	$0.90	$0.98	$1.25	$1.26
Composition of Distributions**:
Ordinary Income	58%	77%	100%	100%	100%
Return of Capital	42%	23%	0%	0%	0%
Capital Gains	0%	0%	0%	0%	0%

Total	100%	100%	100%	100%	100%

Ordinary Income	$0.42	$0.70	$0.98	$1.25	$1.26
Return of Capital	$0.30	$0.20	$—	$—	$—
Capital Gains	$—	$—	$—	$—	$—

Total	$0.72	$0.90	$0.98	$1.25	$1.26

*	Adjusted for April 1998 1 for 3 reverse split.

**	Distributions and their composition may differ for stockholders who bought or sold shares mid-year.

(7)	Preferred Stock:
   On March 16, 2001, the Fund issued 3,000 shares each of Series W Auction Rate Cumulative “Preferred Shares” with $.01 par value, $25,000 liquidation preference, for a total issuance of $75,000,000. As of October 31, 2003, 1,600 Preferred Shares were outstanding. The Fund may reborrow amounts in the future to increase its use of leverage which will be consistent with the limitations imposed by the Investment Company Act of 1940. Significant provisions of Series W cumulative preferred shares follow. During the fiscal year ended October 31, 2003, the Fund redeemed 660 preferred shares at a cost of $16,500,000.

Redemption
   Shares of preferred stock are not subject to any sinking fund, but are subject to mandatory redemption under certain circumstances. If the Fund does not timely cure a failure to meet certain asset coverages as defined in the prospectus or timely filing requirements, the Preferred Shares are subject to mandatory redemption out of funds legally available in accordance with the Charter and applicable law, at a redemption price of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon, whether or not earned or declared to the date fixed for redemption. In addition, the Fund at its option may redeem Preferred Shares having a dividend period of one year or less at this same redemption price to the extent permitted under the 1940 Act and Maryland law. Any Preferred Shares repurchased or redeemed by the Fund will be classified as authorized but unissued Preferred Shares. The Preferred Shares have no preemptive, exchange or conversion rights. The Fund will not issue any class of stock senior to or on a parity with the preferred stock.

Dividends
   The Preferred Shares pay dividends based on a rate set at auctions, normally held every seven days. In most instances dividends are payable every seven days, on the first business day following the end of the dividend

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

period. The dividend payment date for special dividend periods of more than seven days are set out in a notice designating a special dividend period. Dividends are cumulative from the date the shares are first issued and will be paid out of legally available funds. At October 31, 2003 the rate on the Preferred Shares was 1.10%.

   In general, when the Fund has any Preferred Shares outstanding, the Fund may not pay any dividend or distribution in respect of Common Stock unless the Fund has paid all cumulative dividends on Preferred Shares.

Voting Rights
   The Fund’s Preferred Shares and Common Stock have equal voting rights of one vote per share and vote together as a single class. The Preferred Shares and Common Stock vote as a separate class on other matters as required under the Fund’s Charter, the 1940 Act and Maryland law.

Liquidation
   In the event of a liquidation of the Fund, whether voluntary or involuntary, the holders of the Preferred Shares are entitled to receive, prior to and in preference to any distribution of any of the assets of the Fund available for distribution to common stockholders, a liquidation preference in the amount of $25,000 for each share outstanding plus an amount equal to all dividends thereon, whether or not earned or declared, accumulated but unpaid to and including the date of final distribution. After the payment to the holders of Preferred Shares of the full preferential amounts, the holders of Preferred Shares will have no right or claim to any of the remaining assets of the Fund.

(8)	Restricted Securities:

Name	Description	Acquisition Date	Cost of Security

Altiva Financial	Bond	5/16/2000	$1,388,211
Commonwealth Brands, Inc.	Bond	5/1/2003	1,000,000
Danka	Bond	7/22/2003	1,975,000
Epic Resorts	Warrants	6/30/1998	—
HMP Equity Holdings Corp.	Bond	5/1/2003	532,500
Huntsman Advanced Materials	Bond	6/23/2003	2,000,000
Jacuzzi Brands	Bond	6/30/2003	500,000
New World Restaurant	Bond	6/27/2003	2,000,000
Orbital Imaging Corp.	Warrants	1/24/2000	90,000
O’Sullivan	Warrants	6/16/2000	88,381
Pliant Corporation	Bond	5/22/2003	1,000,000
Rockwood Specialties	Bond	7/9/2003	500,000
Windsor Woodmont	Warrants	5/1/2002	250
Worldspan	Bond	6/24/2003	500,000
AA/ Ft. Worth HQ Finance Trust	Bond	9/26/2003	1,155,000
Dex Media West, Inc.	Bond	8/15/2003	1,000,000
Genesis Healthcare Corp.	Bond	10/23/2003	4,000,000
Majestic Star Casino LLC	Bond	9/26/2003	2,000,000
Reliant Resources, Inc.	Bond	9/10/2003	1,845,000
National Beef	Bond	7/31/2003	750,000

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

   As of October 31, 2003, the aggregate market value of restricted investments was $21,135,950 of 28.52% of net assets applicable to common stock.

   The Fund’s acquisition and valuation policy described in footnotes 1, and 2(a) is applicable to restricted securities. Additionally, there are no rights to demand registration of the restricted securities.

(9)	Change of Independent Accountant
   On September 5, 2003, the Fund replaced Ernst & Young LLP (“Ernst & Young”) as its independent accountants with Deloitte & Touche LLP (“Deloitte”) as its new independent accountants. The reports of Ernst & Young on the Fund’s financial statements for the fiscal years ended October 31, 2001 and October 31, 2002 did not contain any adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal years ended October 31, 2001 and October 31, 2002 and through September 5, 2003, there were no disagreements with Ernst & Young on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Ernst & Young, would have caused Ernst & Young to make reference thereto in their report on the financial statements for the relevant year or period. The decision to change the Fund’s independent accountants was approved by the Fund’s Audit Committee and ratified by the Fund’s Board of Directors.

(10)	2003 Annual Shareholders Meeting (Unaudited)
   On May 16, 2003, the Fund held its Annual Meeting of Shareholders, at which time the Annual Meeting for the preferred stockholders was adjourned to June 13, 2003. The items for vote were the elections of two Directors on the Board. A quorum of the shares outstanding was present, and both votes passed with a majority of those shares. The results were as follows:

Proposal — Election of Directors

	Shares	Percentage of	Shares With	Percentage of
Name	Voted For	Shares Voted	Authority Withheld	Shares Voted

James F. Leary (common vote)	24,040,775	85.7%	498,159	1.8%
Bryan A. Ward (preferred vote)	1,999	99.9%	1	.1%

(11)	Subsequent Events
   On November 10, 2003, the Board of Directors declared a dividend of $.0275 per common share, payable on the last business day for the month of November 2003.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Directors

of Prospect Street High Income Portfolio, Inc.

      We have audited the accompanying statement of assets and liabilities of Prospect Street High Income Portfolio, Inc., including the schedule of investments, as of October 31, 2003, and the related statements of operations, cash flows and changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2002 and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report, dated December 13, 2002, expressed an unqualified opinion on those statements and highlights.

      We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prospect Street High Income Portfolio, Inc. as of October 31, 2003, the results of its operations, cash flows, changes in net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Dallas, Texas

November 21, 2003

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

Directors and Officer Information (Unaudited)

   The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors and the Fund’s officers appointed by the Board of Directors. The tables below list the directors and officers of the Fund and their business addresses, principal occupations for the last five years, other directorships held by the Directors. For the purposes hereof, the term “Fund Complex” includes each of the independent companies advised by the Advisors. The Statement of Additional Information includes additional information about Fund Directors and is available, without charge, upon request by calling (877) 532-2834.

Independent Directors: (Unaudited)

				Number of
				Funds in
				Fund
Name, Birthdate and	Position(s)	Term of Office		Complex
Address of Independent	Held with	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Director	Fund	Time Served	During Past 5 Years	By Director	Held by Director

Bryan Ward 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 48	Director	Director since 2001; term expires in 2006	Since January 2002, Senior Manager of Accenture, LLP. From September 1998 to December 2001, he was Special Projects Advisor to Accenture, LLP. From March 1996 to August 1998, Mr. Ward was an independent oil & gas and real estate consultant.	2	None

Scott Kavanaugh 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 41	Director	Director since 2000; term expires in 2005	Since February 2003, an Executive at Provident Funding Mortgage Corporation. From January 2000 to February 2003 he was Executive Vice President, Director and Treasurer of Commercial Capital Bank. He was the Managing Principal and Chief Operating Officer of Financial Institutional Partners Mortgage Company and the Managing Principal and President of Financial Institutional Partners, LLC, an investment banking firm, from April 1998 to February 2003.	2	None

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

				Number of
				Funds in
				Fund
Name, Birthdate and	Position(s)	Term of Office		Complex
Address of Independent	Held with	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Director	Fund	Time Served	During Past 5 Years	By Director	Held by Director

James Leary 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 73	Director	Director since 2000; term expires in 2006	Since January 1999, a Managing Director of Benefit Capital Southwest, Inc., a financial consulting firm. From 1995 to December 1998, he was the Vice Chairman, Finance and a Director of Search Financial Services, Inc., a financial services firm.	2	Mr. Leary is a member of the Board of Capstone Asset Management Group of Mutual Funds.

Tim Hui 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 54	Director	Director since 2000; term expires in 2005	Mr. Hui is the Assistant Provost for Educational Resources of Philadelphia Biblical University. Mr. Hui joined the University in September 1998 as the Director of Learning Resources. Prior to 1998, Mr. Hui practiced law, serving as managing partner, of Hui & Malik, Attorneys at Law.	2	None

Interested Directors:* (Unaudited)

Number of
Funds in
Fund
Name, Birthdate and	Position(s)	Term of Office		Complex
Address of Interested	Held with	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Director	Fund	Time Served	During Past 5 Years	By Director	Held by Director

James Dondero 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 40	President and Director	Director since 2000; term expires in 2004	Mr. Dondero is President and Managing Partner of Highland Capital Management, L.P. Mr. Dondero is also President of the Funds in the Fund Complex.	2	Mr. Dondero is a member of the Board of Directors of Genesis Health Ventures, Inc., American Banknote Corporation, Audio Visual Services Corporation, and Motient Corporation.

*	Mr. Dondero is an “interested person” (as the term is defined in the Investment Company Act of 1940).

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

Officers: (Unaudited)

Position(s)
Name, Birthdate and Address	Held with	Term of Office and Length of	Principal Occupation(s)
of Officer	Fund	Time Served	During Past 5 Years

Mark Okada 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 40	Executive Vice-President	Officer since 2000	Mr. Okada is Chief Investment Officer of Highland Capital Management, L.P. Mr. Okada is also Executive Vice- President of the Funds in the Fund Complex.

R. Joseph Dougherty 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 32	Senior Vice-President	Officer since 2000	Mr. Dougherty is a Portfolio Manager of Highland Capital Management, L.P. Prior to 2000, Mr. Dougherty was Portfolio Analyst for Highland Capital Management, L.P. Mr. Dougherty is also Senior Vice-President and Secretary of the Funds in the Fund Complex.

M. Jason Blackburn 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 27	Secretary and Treasurer since March 2003	Officer since March 2003	Compliance Officer and Assistant Controller of the Adviser. From September 1999 to October 2001, he was an accountant for KPMG LLP. Previously, he attended the University of Texas at Austin.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

Investment Advisor

Highland Capital Management, L.P.
13455 Noel Road,
Suite 1300
Dallas, TX 75240

Officers

James Dondero — President
Mark Okada — Executive Vice-President
R. Joseph Dougherty — Senior Vice-President
M. Jason Blackburn — Secretary & Treasurer

Directors

James Dondero
Timothy Hui
Scott Kavanaugh
James Leary
Bryan Ward

Legal Advisor

Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, NY 10038-4982

Auditors

Deloitte & Touche LLP
JPMorgan Chase Tower, Suite 1600
Dallas, TX 75201

Transfer and Shareholders’ Servicing Agent

American Stock Transfer & Trust Company
59 Maiden Lane
New York, NY 10038
www.amstock.com
(800) 937-5449

Custodian

State Street Bank and Trust Company

Listed: NYSE

Symbol: PHY

Facts for Shareholders:

Prospect Street High Income Portfolio, Inc. is listed on the New York Stock Exchange under the symbol “PHY”. The Wall Street Journal and Wall Street Journal Online publish Friday’s closing net asset value of the Fund every Monday and lists the market price of the Fund daily. They are also published in Barron’s Market Week every Saturday. Our website is www.prospectstreet.net. A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling (877) 532-2834.

Questions Regarding Your Account: Please telephone American Stock Transfer & Trust Company at their toll free number 1-800-937-5449 Monday through Friday from 9:00 a.m. to 5:00 p.m. e.s.t.

Written Correspondence Regarding Your Account: Please mail all correspondence directly to Prospect Street High Income Portfolio, Inc., c/o American Stock Transfer & Trust Company, P.O. Box 922, Wall Street Station, New York, NY 10269.

Item 2. Code of Ethics.

     The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

     The Registrant’s Board has determined that James Leary, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the “SEC”). Mr. Leary is “independent” as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

          Not applicable.

Item 5. Audit Committee of Listed Registrants.

          Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     The Registrant has delegated voting of proxies in respect of portfolio holdings to its investment adviser, Highland Capital Management, L.P. (“HCMLP”), to vote the Registrant’s proxies in accordance with HCMLP’s proxy voting guidelines and procedures. HCMLP has adopted proxy voting guidelines (the “Guidelines”) that provide as follows:

•	HCMLP votes proxies in respect of the Registrant’s securities in the Registrant’s best interests and without regard to the interests of HCMLP or any client of HCMLP.

•	Unless HCMLP’s Proxy Voting Committee (the “Committee”) otherwise determines (and documents the basis for its decisions) or as otherwise provided below, HCMLP votes proxies in a manner consistent with the Guidelines.

•	To avoid material conflicts of interest, HCMLP applies the Guidelines in an objective and consistent manner across the Registrant’s accounts. Where a material conflict of interest has been identified and the matter is covered by the Guidelines, the Committee votes in accordance with the Guidelines. For the Registrant, where a conflict of interest has been identified and the matter is not covered in the Guidelines, HCMLP will disclose the conflict and the Committee’s determination of the matter in which to vote to the Registrant’s Board.

•	HCMLP also may determine not to vote proxies in respect of securities of the Registrant if it determines it would be in the Registrant’s best interests not to vote.

     HCMLP’s Guidelines also address how it will vote proxies on particular types of matters such as corporate governance matters, disclosure of executive compensation and share repurchase programs. For example, HCMLP generally will:

•	Support management in most elections for directors, unless the board gives evidence of acting contrary to the best economic interests of shareholders;

•	Support proposals seeking increased disclosure of executive compensation; and

•	Support management proposals to institute share repurchase plans in which all shareholders may participate on equal terms.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prospect Street High Income Portfolio Inc.

By:	/s/ James D. Dondero

James D. Dondero
Chief Executive Officer

Date:	December 19, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James D. Dondero

James D. Dondero
Chief Executive Officer

Date:	December 19, 2003

By:	/s/ M. Jason Blackburn

M. Jason Blackburn
Chief Financial Officer

Date:	December 19, 2003

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)